Other Current Liabilities (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Other Current Liabilities [Abstract]
Accrued payroll and related taxes	$ 16,424	$ 16,464
Provision for vacation	5,392	4,862
Accrued expenses	87,975	3,691
Related parties - current account		3,286
Other current liabilities	$ 109,791	$ 28,303